Finance costs and finance income (Tables)	12 Months Ended
Dec. 31, 2021
Finance costs and revenues [Line Items]
Disclosure Of Detailed Information About Finance Cost And Finance Revenues [Text Block]
(a)	This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Finance revenues:
Interest on time deposits	338	1,074	4,971
Interests on third parties loans	203	355	460
Interests from financial instruments	114	—	—
Interests on loans to related parties, note 32(a)	89	114	86
Interests on tax claims	75	352	16
Other	303	155	280
	1,122	2,050	5,813
Unrealized change of the fair value related to contingent consideration liability (b)	4,382	—	—
Accrual of other account receivable	448	—	237
Financial obligations amortized costs, note 16(g)	—	361	—
Total finance revenues	5,952	2,411	6,050

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Finance costs:
Interest on borrowings	17,166	23,178	28,418
Interest related to senior notes	13,343	—	—
Commissions for bond letters issued to SUNAT	12,124	—	—
Settlement of hedging financial instruments, note 34(c)	1,547	146	—
Tax on financial transactions	193	107	166
Interest on loans	43	55	1
Interest on commercial obligations	—	626	—
Other	—	37	141
	44,416	24,149	28,726
Amortized cost of financial obligations, note 16(g)	8,837	—	—
Accretion expense for mine closure, note 15(b)	5,598	6,672	10,390
Accrual of debt issuance costs, note 16(g)	885	976	2,109
Accrual of costs for bond issuance, note 16(g)	717	—	—
Accretion expense for leases related to rights in use, note 16(g)	176	180	293
Unrealized change of the fair value related to contingent consideration liability (b)	—	5,690	655
Other	—	155	—
	60,629	37,822	42,173

Schedule of contingent liabilities in business combination
(c)	A reconciliation of fair value measurement of the contingent consideration liability is provided below:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	22,100	16,410	15,755

Variation of the fair value in profit and loss	(4,382)	5,690	655
Ending balance	17,718	22,100	16,410

Schedule of significant unobservable valuation input

Significant unobservable valuation inputs are provided below:

	2021	2020

Annual average of future sales of mineral (US$000)	193,972	222,238
Useful life of mining properties	14	14
Pre-tax discount rate (%)	9.7	9.3

Minera Yanacocha SRL and subsidiary [Member]
Finance costs and revenues [Line Items]
Schedule of Finance cost

This caption is made up as follows:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Interest on tax contingency and others, note 24	54,580	—	16,938
Unwinding of the discount of the provision for mining closure, note 13(b)	33,609	32,049	36,709
Commissions of guarantee letters	3,059	3,153	2,485
Unwinding of debt instruments, note 15	1,722	1,497	1,497

	92,970	36,699	57,629